Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
As of December 31, 2014 and December 31, 2013, Delphi had the following assets measured at fair value on a recurring basis:

	Total	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
	(in millions)
As of December 31, 2014
Commodity derivatives	$—	$—	$—	$—
Foreign currency derivatives	—	—	—	—
Total	$—	$—	$—	$—
As of December 31, 2013
Commodity derivatives	$3	$—	$3	$—
Foreign currency derivatives	17	—	17	—
Total	$20	$—	$20	$—

Fair Value, Liabilities Measured on Recurring Basis
As of December 31, 2014 and December 31, 2013, Delphi had the following liabilities measured at fair value on a recurring basis:

	Total	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
	(in millions)
As of December 31, 2014
Commodity derivatives	$27	$—	$27	$—
Foreign currency derivatives	77	—	77	—
Contingent consideration	11	—	—	$11
Total	$115	$—	$104	$11
As of December 31, 2013
Commodity derivatives	$11	$—	$11	$—
Foreign currency derivatives	11	—	11	—
Total	$22	$—	$22	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The changes in the contingent consideration liability classified as a Level 3 measurement were as follows:

Year Ended December 31,
2014
(in millions)
Beginning of year	$—
Additions	11
Payments	—
Measurement adjustments	—
End of year	$11